Derivative Instruments - Interest Rate Swap Agreements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
United States Dollar-denominated interest rate swaps 1 [Member] | LIBOR [Member]
Derivative [Line Items]
Principal Amount	$ 90,000
Fair Value /Carrying Amount of Assets (Liability)	(11,549)
Weighted-Average Remaining Term (Years)	3 years 8 months 12 days
Fixed Interest Rate	4.90%
United States Dollar-denominated interest rate swaps 2 [Member] | LIBOR [Member]
Derivative [Line Items]
Principal Amount	100,000
Fair Value /Carrying Amount of Assets (Liability)	(10,255)
Weighted-Average Remaining Term (Years)	2 years
Fixed Interest Rate	5.30%
United States Dollar-denominated interest rate swaps 3 [Member] | LIBOR [Member]
Derivative [Line Items]
Principal Amount	181,250
Fair Value /Carrying Amount of Assets (Liability)	(38,674)
Weighted-Average Remaining Term (Years)	14 years
Fixed Interest Rate	5.20%
United States Dollar-denominated interest rate swaps 4 [Member] | LIBOR [Member]
Derivative [Line Items]
Principal Amount	74,979
Fair Value /Carrying Amount of Assets (Liability)	(3,530)
Weighted-Average Remaining Term (Years)	6 years 7 months 6 days
Fixed Interest Rate	2.80%
United States Dollar-denominated interest rate swaps 5 [Member] | LIBOR [Member]
Derivative [Line Items]
Principal Amount	320,000
Fair Value /Carrying Amount of Assets (Liability)	(8,516)
Weighted-Average Remaining Term (Years)	1 year 3 months 18 days
Fixed Interest Rate	2.90%
United States Dollar-denominated interest rate swaps 6 [Member] | LIBOR [Member]
Derivative [Line Items]
Principal Amount	125,667
Fair Value /Carrying Amount of Assets (Liability)	(1,224)
Weighted-Average Remaining Term (Years)	4 years
Fixed Interest Rate	1.70%
Euro-denominated interest rate swaps [Member] | EURIBOR [Member]
Derivative [Line Items]
Principal Amount	284,993
Fair Value /Carrying Amount of Assets (Liability)	(45,810)
Weighted-Average Remaining Term (Years)	6 years
Fixed Interest Rate	3.10%
Interest rate swap agreements [Member]
Derivative [Line Items]
Fair Value /Carrying Amount of Assets (Liability)	$ (119,558)